Royce ISI Prospectus | Royce Dividend Value Fund
Royce Dividend Value Fund
The Royce Fund Supplement to the Investment, Service, and Institutional Class Shares Prospectus Dated May 1, 2017 Royce Dividend Value Fund
I. Royce Dividend Value Fund
Effective as of the date hereof, the annual fund operating expense table and the expense example for Royce Dividend Value Fund are deleted in their entirety and replaced with the following:
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Royce ISI Prospectus - Royce Dividend Value Fund		Investment Class	Service Class	Institutional Class
Management fees		0.85%	0.85%	0.85%
Distribution (12b-1) fees		none	0.25%	none
Other expenses		0.23%	0.24%	2.27%
Total annual Fund operating expenses		1.08%	1.34%	3.12%
Fee waivers and/or expense reimbursements	[1]	none	none	(2.23%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		1.08%	1.34%	0.89%
[1]	The information above reflects the Fund's amended contractual management fee rate as of May 1, 2016. Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Institutional Class's net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 0.89% through April 30, 2018.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the Institutional Class in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example - Royce ISI Prospectus - Royce Dividend Value Fund - USD ($)	Investment Class	Service Class	Institutional Class
1 Year	$ 110	$ 136	$ 91
3 Years	343	425	753
5 Years	595	734	1,440
10 Years	$ 1,317	$ 1,613	$ 3,274